Taxation - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax charge (credit) recognized within other comprehensive income	$ 1,252	$ 39	$ 227
Tax recognized directly in equity	170	154	$ 37
Deferred tax assets	6,410	7,744
Deferred tax assets in entities which have suffered a loss in either the current or preceding period	6,342	7,659
US
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets in entities which have suffered a loss in either the current or preceding period	2,224	3,906
UK
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets in entities which have suffered a loss in either the current or preceding period	892
India
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets in entities which have suffered a loss in either the current or preceding period	762	707
Angola
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets in entities which have suffered a loss in either the current or preceding period	$ 541
Australia
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets in entities which have suffered a loss in either the current or preceding period		637
Trinidad and Tobago
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets in entities which have suffered a loss in either the current or preceding period		$ 588